Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	As of
	December 31, 2022	December 31, 2021
Payroll payable	2,766,599	$2,702,457
Insurance fees collected to be paid to insurance companies	8,204,150	4,368,289
Tax payable	1,606,420	1,080,412
Accrued liability	484,927	618,064
Loan from third parties (i)	2,515,385	2,304,391
Others	3,007,534	4,147,550
	$18,585,015	$15,221,163
(i)	Loan from third parties are due within 1 year, bearing 8% annual interest rate.